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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-64845) UNDER

                           THE SECURITIES ACT OF 1933

                      PRE-EFFECTIVE AMENDMENT NO. 3   /X/


                        POST-EFFECTIVE AMENDMENT NO.

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 3

                         VANGUARD WHITEHALL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                         RAYMOND J. KLAPINSKY, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:


                             on February 15, 1996.


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Registration Statement becomes effective.

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                         VANGUARD WHITEHALL FUNDS, INC.

                             CROSS REFERENCE SHEET

 FORM N-1A
ITEM NUMBER                                                           LOCATION IN PROSPECTUS
   Item 1.    Cover Page..................................  Cover Page
   Item 2.    Synopsis....................................  Highlights
   Item 3.    Condensed Financial Information.............  N/A
   Item 4.    General Description of Registrant...........  Investment Objectives; Investment
                                                            Limitations; Investment Policies; General
                                                            Information
   Item 5.    Management of the Fund......................  Directors and Officers; Management of the
                                                            Fund; The Vanguard Group
   Item 6.    Capital Stock and Other Securities..........  Opening an Account and Purchasing Shares;
                                                            Selling Your Shares; The Share Price of
                                                            Each Portfolio; Dividends, Capital Gains,
                                                            and Taxes; General Information
   Item 7.    Purchase of Securities Being Offered........  Cover Page; Opening an Account and
                                                            Purchasing Shares
   Item 8.    Redemption or Repurchase....................  Selling Your Shares
   Item 9.    Pending Legal Proceedings...................  Not Appliable

 FORM N-1A                                                            LOCATION IN STATEMENT
ITEM NUMBER                                                         OF ADDITIONAL INFORMATION
  Item 10.    Cover Page..................................  Cover Page
  Item 11.    Table of Contents...........................  Cover Page
  Item 12.    General Information and History.............  Investment Objectives and Policies
  Item 13.    Investment Objective and Policies...........  Investment Objectives and Policies;
                                                            Investment Limitations
  Item 14.    Management of the Fund......................  Management of the Fund
  Item 15.    Control Persons and Principal Holders of
              Securities..................................  Management of the Fund
  Item 16.    Investment Advisory and Other Services......  Management of the Fund
  Item 17.    Brokerage Allocation........................  Not Applicable
  Item 18.    Capital Stock and Other Securities..........  Financial Statement
  Item 19.    Purchase, Redemption and Pricing of
              Securities Being Offered....................  Purchase of Shares; Redemption of Shares
  Item 20.    Tax Status..................................  Appendix
  Item 21.    Underwriters................................  Not Applicable
  Item 22.    Calculations of Yield Quotations of Money
              Market Fund.................................  Not Applicable
  Item 23.    Financial Statements........................  Financial Statement

Parts A, B and C of the Fund's Registration Statement which were filed on Form N-1A on February 13, 1996 (Pre-Effective Amendment No. 2 under the Securities Act of 1933, File No. 33-64845) are hereby incorporated by reference in their entirety.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of February 1996.


VANGUARD WHITEHALL FUNDS, INC.

BY: (Raymond J. Klapinsky)

    John C. Bogle*, Chairman


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


BY: (Raymond J. Klapinsky)


    John C. Bogle*, Chairman of the Board and Director


    February 15, 1996



BY: (Raymond J. Klapinsky)


    John J. Brennan*, President, Chief Executive Officer and Director


    February 15, 1996



BY: (Raymond J. Klapinsky)

    Robert C. Cawthorn*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    Barbara B. Hauptfuhrer*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    Burton G. Malkiel*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    Bruce K. MacLaury, Jr.*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    Alfred M. Rankin, Jr.*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    John C. Sawhill*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    James O. Welch, Jr.*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)

    J. Lawrence Wilson*, Director

    February 15, 1996



BY: (Raymond J. Klapinsky)


    Richard F. Hyland*, Treasurer and Principal
    Financial Officer and Accounting Officer
    February 15, 1996



*By Power of Attorney. See 1933 Act File No. 2-14336, January 23, 1990. Incorporated by Reference.

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                         VANGUARD WHITEHALL FUNDS, INC.
                               INDEX TO EXHIBITS


Consent of Independent Accountants.................................................   EX-99.B11